Other Current Assets	12 Months Ended
Aug. 31, 2019
Other Current Assets [Abstract]
Other Current Assets

6. OTHER CURRENT ASSETS		2018
	2019	(restated, note 2)
	$	$
Prepaid expenses	108	104
Costs incurred to obtain or fulfill a contract with a customer	59	48
Wireless handset receivables	124	121
	291	273